Goodwill	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Goodwill

Note 6: Goodwill

The following table shows the movements in goodwill:

	31 December 2023	30 June 2023
	$	$
Gross carrying amount
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination	-	455,240
Balance at end of period	4,961,893	4,961,893
Accumulated impairment
Balance at beginning of period	(1,845,000)	-
Impairment loss recognised	(1,332,000)	(1,845,000)
Balance at end of period	(3,177,000)	(1,845,000)
Carrying amount at the end of the period	1,784,893	3,116,893

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023